Investment Objectives and Goals - BNY Mellon Emerging Markets Debt ETF	May 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks high total return (consisting of income and capital appreciation).